Reconciliation of Net Cash Flow From Operating Activities With Net Profit After Taxation (Details) - Zeecol Limited [Member] - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016
Net profit/(loss) after taxation	$ (93,933)	$ (288,975)	$ (153,759)	$ (173,739)
(Increase) in trade and other receivables	(2,235)			(70,822)
(Increase) in deferred expenses	(29,715)			(121,964)
(Increase) in income tax receivable	(1,228)			(291)
Increase in deferred tax liability	83,796			4,940
(Decrease) / Increase in GST payable	45,951			(37,115)
Increase in trade and other payables	11,838			42,530
Increase in depreciation				1,823
Increase in deferred revenue	337,000			295,772
Increase Decrease in Operating Capital	445,407			114,872
Net Cash Flows from Operating Activities	$ 351,474			$ (58,867)